Schedule of Reconciliation of Weighted Average Common Shares Outstanding (Details) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average common shares outstanding – basic	42,999,413	42,999,413	25,973,406	43,048,254	25,973,406	27,339,180	25,391,084
Stock options							1,620,398
Total	42,999,413		25,973,406	43,048,254	25,973,406	27,339,180	27,011,482